Inventories	12 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Inventories	Inventories
Inventories recognized in the consolidated statements of financial position are comprised of:

	June 30	June 30
	2026	2025
	$	$
Finished goods	3,030	4,310
Components and parts	2,065	5,263
	5,095	9,573
Provision for obsolescence	(333)	(1,346)
Net inventory carrying value	4,762	8,227
During the the year ended June 30, 2026, the Company recorded a non-cash inventory write-down of $3,000 due to the Company exiting the legacy connectivity products including the IP telephony cards and session board controllers. The charge was recorded in Inventory write-down in the consolidated statements of loss and comprehensive loss uring the year ended June 30, 2026, inventories in the amount of $9,117 (June 30, 2025 - $31,113) were included in cost of sales.